UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-4471_

Value Line Aggressive Income Trust

(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017

(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: January 31, 2009

Date of reporting period: July 31, 2008

Item I. Reports to Stockholders.

A copy of the Semi -Annual Report to Stockholders for the period ended 7/31/08 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management, LLC (A Wholly-Owned Subsidiary of Value Line, Inc.) 220 East 42nd Street New York, NY 10017-5891
DISTRIBUTOR	Value Line Securities, Inc. 220 East 42nd Street New York, NY 10017-5891
CUSTODIAN BANK	State Street Bank and Trust Co. 225 Franklin Street Boston, MA 02110
SHAREHOLDER SERVICING AGENT	State Street Bank and Trust Co. c/o BFDS P.O. Box 219729 Kansas City, MO 64121-9729
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY 10017
LEGAL COUNSEL	Peter D. Lowenstein, Esq. 496 Valley Road Cos Cob, CT 06807
TRUSTEES	John W. Chandler Frances T. Newton Francis C. Oakley David H. Porter Paul Craig Roberts Thomas T. Sarkany Nancy-Beth Sheerr
OFFICERS	Mitchell E. Appel President Howard A. Brecher Vice President and Secretary Emily D. Washington Treasurer

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).

#542154

SEMI-ANNUAL REPORT

July 31, 2008

Value Line
Aggressive
Income Trust

Value Line Aggressive Income Trust

To Our Value Line Aggressive

To Our Shareholders (unaudited):

For the six months ended July 31, 2008, the total return of the Value Line Aggressive Income Trust was 0.79%. This exceeded the returns of the average high-yield bond fund, as measured by Lipper Analytical Services, which lost 1.46%, and the Lehman Brothers U.S. Corporate High Yield Index, a proxy for the overall high-yield market, which was down 1.31% for the six-month period ended July 31, 2008.

The first part of the year was a challenging one for the high-yield bond sector. The combination of lower prices for much of the domestic housing market and slowing economic growth led to the tightening of credit conditions for corporate debt securities. Yield spreads between US Treasuries and high-yield corporate debt widened to roughly 8%, but are still below the 10% level last seen in 2000. This is partly due to the growing risk of a recession in the US along with forecasts for an increase in defaults for corporate securities. Standard & Poor’s expects the default rate to increase to nearly the 5% level by yearend 2008, from 1% at the end of 2007. While the Federal Reserve’s reduction of the overnight lending rate helped somewhat, the corporate bond sector remains burdened by too much debt at a time when the economy is weakening. Given this backdrop, the Fund has limited its investment holdings in the lowest rated securities (CCC), and has maintained a relatively high cash position of 9%, both of which helped performance during the first part of the year. As attractive investment opportunities present themselves, we will invest some of this cash to increase the current yield of the Fund.

Given the current economic concerns, we continue to focus our investments in the more liquid and stronger credits available in the high-yield sector. Energy-related securities continue to account for the largest sector weighting of the Fund. While commodity prices in this area may continue to weaken, we still like the prospects of this investment segment considering its strong earnings growth potential. We remain committed to preserving capital in difficult market environments, while maintaining an attractive dividend yield. We thank you for your continued investment with us.

Sincerely,

Mitchell Appel, President

September 18, 2008

(1)	The Lipper High Current Yield Bond Funds Average aims at high (relative) current yield from fixed income securities, has no quality or maturity restrictions, and tends to invest in lower grade debt issues. An investment cannot be made in Peer Group Average.

(2)	The Lehman Brothers U.S. Corporate High Yield Index is representative of the broad based fixed-income market. It includes non-investment grade corporate bonds. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this unmanaged Index.

Value Line Aggressive Income Trust

Income Trust Shareholders

Economic Observations (unaudited)

The recession that many feared would evolve in the first half of this year has yet to officially take hold, as the nation’s gross domestic product, rather than contracting, actually showed improvement in the initial two quarters of this year, with an especially healthy 3.3% gain tallied in the April-through-June period. However, this positive pattern probably did not continue in the third quarter, when growth may have eased to about 1%, or less. Worse still, we think the combination of falling employment, rising joblessness, and further turmoil in the troubled housing market may cause GDP to contract modestly by the fourth quarter.

Moreover, we think the economy may fade further during next year’s opening period, thereby producing the nation’s first recession since 2001. We believe this downturn will prove rather mild and brief, with the recent decline in oil prices proving somewhat supportive. Our sense is that growth will return by about midyear. However, this possible business recovery could be modest and selective in its formative stages. We expect a more definitive recovery to emerge in 2010, with the help of a belated comeback in housing, falling unemployment, and gradually lower average energy prices.

Meanwhile, inflation, which had moved up due to earlier increases in oil, food, and commodity costs, may now start to moderate, thanks to the aforementioned drop in oil prices and the prospective downturn in the economy. Thereafter, absent a stronger long-term business upturn than we now forecast, inflation should be held in relative check through the early years of the next decade.

Value Line Aggressive Income Trust

TRUST EXPENSES (unaudited):

Example

As a shareholder of the Trust, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Trust expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2008 through July 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 2/1/08	Ending account value 7/31/08	Expenses* paid during period 2/1/08 thru 7/31/08
Actual	$1,000.00	$1,007.90	$4.74
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.77

*	Expenses are equal to the Trust’s annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line Aggressive Income Trust

Portfolio Highlights at July 31, 2008 (unaudited)

Ten Largest Holdings

Issue	Par Value	Value	Percentage of Net Assets
Gulfmark Offshore, Inc., Guaranteed Notes, 7.75%, 7/15/14	$1,100,000	$1,083,500	3.46%
Phillips-Van Heusen Corp., Senior Notes, 7.25%, 2/15/11	$750,000	$750,000	2.39%
Stone Energy Corp., Senior Subordinated Notes, 8.25%, 12/15/11	$700,000	$682,500	2.18%
Williams Companies, Inc., Notes, 7.13%, 9/1/11	$600,000	$624,000	1.99%
CHC Helicopter Corp., Senior Subordinated Notes, 7.38%, 5/1/14	$600,000	$623,250	1.99%
NBTY, Inc., Senior Subordinated Notes, 7.13%, 10/1/15	$600,000	$564,000	1.80%
Citizens Communications Co., Notes, 9.25%, 5/15/11	$500,000	$520,000	1.66%
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., Senior Notes, 6.75%, 5/1/14	$600,000	$507,000	1.62%
Celestica, Inc., Senior Subordinated Notes, 7.88%, 7/1/11	$500,000	$502,500	1.60%
Sensient Technologies Corp., 6.50%, 4/1/09	$500,000	$500,012	1.60%

Asset Allocation — Percentage of Net Assets

Sector Weightings — Percentage of Total Investment Securities

Value Line Aggressive Income Trust

Schedule of Investments (unaudited)

Principal Amount		Value

CONVERTIBLE CORPORATE BONDS & NOTES (2.5%)
	COMPUTER SOFTWARE & SERVICES (1.3%)
$ 400,000	Electronic Data Systems Corp. 3.88%, 7/15/23	$399,000
	SEMICONDUCTOR (0.5%)
200,000	Yingli Green Energy Holding Co. Ltd. 0.0% 12/15/12 (1)	169,750
	TELECOMMUNICATION SERVICES (0.7%)
250,000	NII Holdings, Inc. 3.13%, 6/15/12	214,375
	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (Cost $791,723)	783,125

CORPORATE BONDS & NOTES (85.0%)
	AEROSPACE/DEFENSE (1.1%)
350,000	Alliant Techsystems, Inc., Senior Subordinated Notes, 6.75%, 4/1/16	336,875
	AIR TRANSPORT (2.0%)
600,000	CHC Helicopter Corp., Senior Subordinated Notes, 7.38%, 5/1/14	623,250
	AUTO & TRUCK (1.5%)
500,000	Ford Motor Co., Global Landmark Securities, 7.45%, 7/16/31	260,000
400,000	General Motors Corp., Debentures, 8.25%, 7/15/23	198,000
		458,000
	AUTO PARTS (1.7%)
300,000	ArvinMeritor, Inc., Senior Notes, 8.13%, 9/15/15	244,875
350,000	Lear Corp., Senior Notes Ser. B, 8.75%, 12/1/16	276,500
		521,375
	CABLE TV (1.2%)
400,000	MediaCom LLC, Senior Notes, 9.50%, 1/15/13	378,000
	CHEMICAL — SPECIALTY (1.6%)
$ 500,000	PolyOne Corp., Senior Notes, 8.88%, 5/1/12	$497,500
	COMPUTER & PERIPHERALS (1.5%)
500,000	Unisys Corp., Senior Notes, 6.88%, 3/15/10	480,000
	DRUG (1.5%)
500,000	Elan Finance PLC, Senior Notes, 7.75%, 11/15/11	478,750
	ELECTRICAL EQUIPMENT (2.5%)
400,000	Baldor Electric Co., Senior Notes, 8.63%, 2/15/17	401,000
400,000	General Cable Corp., Senior Notes, 7.13%, 4/1/17	378,000
		779,000
	ELECTRICAL UTILITY — CENTRAL (1.0%)
300,000	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15 (2)	300,000
	ELECTRICAL UTILITY — EAST (1.2%)
400,000	NRG Energy, Inc., Senior Notes, 7.38%, 2/1/16	388,000
	ELECTRONICS (1.6%)
500,000	Celestica, Inc., Senior Subordinated Notes, 7.88%, 7/1/11	502,500
	ENTERTAINMENT (4.0%)
500,000	EchoStar DBS Corp., Senior Notes, 6.63%, 10/1/14	458,750
400,000	Hughes Network Systems LLC, Senior Notes, 9.50%, 4/15/14	404,500
400,000	XM Satellite Radio Holdings, Inc., Senior Notes, 9.75%, 5/1/14	400,000
		1,263,250
	ENVIRONMENTAL (1.3%)
400,000	Allied Waste North America, Inc., Senior Notes, 7.88%, 4/15/13	407,000
	FINANCIAL SERVICES (0.9%)
350,000	Broadridge Financial Solutions, Inc., 6.13%, 6/1/17	295,542

See Notes to Financial Statements.

Value Line Aggressive Income Trust

July 31, 2008

Principal Amount		Value
	FOOD PROCESSING (4.5%)
$ 300,000	Chiquita Brands International, Inc., Senior Notes, 7.50%, 11/1/14	$243,750
300,000	Dean Foods Co., Senior Notes, 7.00%, 6/1/16	271,500
500,000	Pilgrim’s Pride Corp., Senior Subordinated Notes, 8.38%, 5/1/17	382,500
500,000	Sensient Technologies Corp., 6.50%, 4/1/09	500,012
		1,397,762
	HOME BUILDING (1.2%)
400,000	Toll Corp., Senior Subordinated Notes, 8.25%, 2/1/11	384,000
	HOTEL/GAMING (3.1%)
500,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.75%, 4/15/14	367,500
350,000	Las Vegas Sands Corp., Senior Notes, 6.38%, 2/15/15	267,750
400,000	MGM Mirage, Senior Notes, 6.75%, 4/1/13	334,000
		969,250
	MACHINERY (3.1%)
350,000	Case New Holland, Inc., Senior Notes, 7.13%, 3/1/14	338,625
400,000	Terex Corp., Senior Subordinated Notes, 8.00%, 11/15/17	391,000
300,000	United Rentals North America, Inc., 7.75%, 11/15/13	241,500
		971,125
	MEDICAL SERVICES (2.4%)
400,000	Community Health Systems, Inc., Senior Notes, 8.88%, 7/15/15	403,000
350,000	Psychiatric Solutions, Inc., Senior Subordinated Notes, 7.75%, 7/15/15	342,125
		745,125
	NATURAL GAS — DISTRIBUTION (4.2%)
$ 350,000	AmeriGas Partners LP, Senior Notes, 7.25%, 5/20/15	$323,750
500,000	Berry Petroleum Co., Senior Subordinated Notes, 8.25%, 11/1/16	492,500
600,000	Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., Senior Notes, 6.75%, 5/1/14	507,000
		1,323,250
	NATURAL GAS — DIVERSIFIED (3.1%)
350,000	Dynegy Holdings, Inc., Senior Notes, 7.50%, 6/1/15	331,625
600,000	Williams Companies, Inc., Notes, 7.13%, 9/1/11	624,000
		955,625
	OILFIELD SERVICES/EQUIPMENT (8.8%)
500,000	Basic Energy Services, Inc., Senior Notes, 7.13%, 4/15/16	467,500
1,100,000	Gulfmark Offshore, Inc., Guaranteed Notes, 7.75%, 7/15/14	1,083,500
250,000	North American Energy Partners, Inc., 8.75%, 12/1/11	251,250
500,000	W&T Offshore, Inc., Senior Notes, 8.25%, 6/15/14 (2)	470,000
500,000	Whiting Petroleum Corp., Senior Notes, 7.25%, 5/1/13	488,750
		2,761,000
	PETROLEUM — INTEGRATED (1.0%)
350,000	Tesoro Corp., Notes, 6.50%, 6/1/17	297,500

See Notes to Financial Statements.

Value Line Aggressive Income Trust

Schedule of Investments (unaudited)

Principal Amount		Value
	PETROLEUM — PRODUCING (10.3%)
$ 350,000	Cimarex Energy Co., Senior Notes, 7.13%, 5/1/17	$344,750
500,000	Encore Acquisition Co., Senior Subordinated Notes, 6.25%, 4/15/14	468,750
500,000	KCS Energy, Inc., Senior Notes, 7.13%, 4/1/12	480,000
428,000	PetroQuest Energy, Inc., Senior Notes, 10.38%, 5/15/12	440,840
500,000	Plains Exploration & Production Co., Senior Notes, 7.75%, 6/15/15	491,250
325,000	Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes, 8.38%, 12/15/13	331,500
700,000	Stone Energy Corp., Senior Subordinated Notes, 8.25%, 12/15/11	682,500
		3,239,590
	POWER (1.1%)
350,000	Reliant Energy, Inc., Senior Notes, 7.63%, 6/15/14	337,750
	RENTAL AUTO/EQUIPMENT (0.9%)
300,000	Hertz Corp., 8.88%, 1/1/14	275,250
	RETAIL — AUTOMOTIVE (1.3%)
500,000	PEP Boys-Manny Moe & Jack, Senior Subordinated Notes, 7.50%, 12/15/14	415,000
	RETAIL — SPECIAL LINES (4.2%)
600,000	NBTY, Inc., Senior Subordinated Notes, 7.13%, 10/1/15	564,000
750,000	Phillips-Van Heusen Corp., Senior Notes, 7.25%, 2/15/11	750,000
		1,314,000
	RETAIL STORE (1.2%)
$ 410,000	Dillard’s, Inc., Notes, 7.85%, 10/1/12	$385,400
	SEMICONDUCTOR (0.5%)
200,000	Advanced Micro Devices, Inc., Senior Notes, 7.75%, 11/1/12	152,000
	SHOE (1.4%)
500,000	Payless ShoeSource, Inc., Senior Subordinated Notes, 8.25%, 8/1/13	450,000
	TELECOMMUNICATION SERVICES (6.5%)
500,000	Alamosa Delaware, Inc., Senior Notes, 8.50%, 1/31/12	490,000
500,000	Citizens Communications Co., Notes, 9.25%, 5/15/11	520,000
350,000	Cricket Communications, Inc., 9.38%, 11/1/14	343,000
350,000	Sprint Capital Corp., 8.38%, 3/15/12	343,875
350,000	Windstream Corp., Senior Notes, 8.13%, 8/1/13	353,500
		2,050,375
	TRUCKING (1.6%)
500,000	Roadway Corp., Guaranteed Notes, 8.25%, 12/1/08	498,750
	TOTAL CORPORATE BONDS & NOTES (Cost $27,738,604)	26,631,794

See Notes to Financial Statements.

Value Line Aggressive Income Trust

July 31, 2008

Shares		Value
PREFERRED STOCKS (0.2%)
	R.E.I.T. (0.2%)
3,000	Health Care REIT, Inc. Series F 7 5/8%	$67,350
	TOTAL PREFERRED STOCKS (Cost $75,000)	67,350

COMMON STOCKS (1.4%)
	COMPUTER & PERIPHERALS (0.0%)
4,000	Unisys Corp.*	14,760
	ELECTRICAL UTILITY — WEST (0.3%)
5,000	Xcel Energy, Inc.	100,300
	FINANCIAL SERVICES — DIVERSIFIED (0.2%)
3,000	Citigroup, Inc.	56,070
	OIL/GAS DISTRIBUTION (0.3%)
2,000	Energy Transfer Partners L.P.	85,520
	PETROLEUM — INTEGRATED (0.3%)
1,500	BP PLC ADR	92,160
	R.E.I.T. (0.3%)
4,000	Hospitality Properties Trust	85,200
	TOTAL COMMON STOCKS (Cost $486,968)	434,010
	TOTAL INVESTMENT SECURITIES (89.1%) (Cost $29,092,295)	27,916,279

Principal Amount		Value

REPURCHASE AGREEMENTS (9.0%)
$1,500,000	With Morgan Stanley, 1.90%, dated 7/31/08, due 8/1/08, delivery value $1,500,079 (collateralized by $1,540,000 U.S. Treasury Bonds 4.50%, due 2/15/36, with a value of $1,548,935)	$1,500,000

1,300,000	With State Street Bank & Trust, 1.54%, dated 7/31/08, due 8/1/08, delivery value $1,300,056 (collateralized by $1,335,000 U.S. Treasury Bills 1.75%, due 12/11/08, with a value of $1,326,320)	1,300,000

	TOTAL REPURCHASE AGREEMENTS (Cost $2,800,000)	2,800,000
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.9%)		606,699
NET ASSETS (100%)		$31,322,978
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($31,322,978 ÷ 6,643,827 shares outstanding)		$4.71

*	Non-income producing.

(1)	Zero-coupon bond.

(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.

See Notes to Financial Statements.

Value Line Aggressive Income Trust

Statement of Assets and Liabilities
at July 31, 2008 (unaudited)

Assets:
Investment securities, at value (Cost — $29,092,295)	$27,916,279
Repurchase agreements (Cost — $2,800,000)	2,800,000
Cash	92,821
Interest and dividends receivable	544,423
Receivable for securities sold	61,290
Receivable for trust shares sold	22,000
Prepaid expenses	9,805
Total Assets	31,446,618
Liabilities:
Payable for trust shares repurchased	48,429
Dividends payable to shareholders	42,028
Accrued expenses:
Advisory fee	9,476
Service and distribution plan fees	4,046
Trustees’ fees and expenses	726
Other	18,935
Total Liabilities	123,640
Net Assets	$31,322,978
Net assets consist of:
Shares of beneficial interest, at $0.01 par value (authorized unlimited, outstanding 6,643,827 shares)	$66,438
Additional paid-in capital	80,265,163
Distributions in excess of net investment income	(32,054)
Accumulated net realized loss on investments	(47,800,553)
Net unrealized depreciation on investments	(1,176,016)
Net Assets	$31,322,978
Net Asset Value, Offering and Redemption Price per Outstanding Share ($31,322,978 ÷ 6,643,827 shares of beneficial interest outstanding)	$4.71

Statement of Operations
for the Six Months Ended July 31, 2008 (unaudited)

Investment Income:
Interest	$1,211,379
Dividends	12,226
Total Income	1,223,605
Expenses:
Advisory fee	119,613
Service and distribution plan fees	39,871
Transfer agent fees	18,191
Printing and postage	17,686
Custodian fees	13,599
Registration and filing fees	11,916
Auditing and legal fees	7,516
Trustees’ fees and expenses	1,280
Insurance	498
Other	1,756
Total Expenses Before Custody Credits and Fees Waived	231,926
Less: Advisory Fee Waived	(63,793)
Less: Service and Distribution Plan Fees Waived	(15,948)
Less: Custody Credits	(700)
Net Expenses	151,485
Net Investment Income	1,072,120
Net Realized and Unrealized Loss on Investments:
Net Realized Loss	(226,483)
Change in Net Unrealized Appreciation/ (Depreciation)	(582,311)
Net Realized Loss and Change in Net Unrealized Appreciation/(Depreciation) on Investments	(808,794)
Net Increase in Net Assets from Operations	$263,326

See Notes to Financial Statements.

Value Line Aggressive Income Trust

Statement of Changes in Net Assets
for the Six Months Ended July 31, 2008 (unaudited) and for the Year Ended January 31, 2008

	Six Months Ended July 31, 2008 (unaudited)	Year Ended January 31, 2008
Operations:
Net investment income	$1,072,120	$2,384,024
Net realized loss on investments	(226,483)	(54,940)
Change in net unrealized appreciation/(depreciation)	(582,311)	(1,515,148)
Net increase in net assets from operations	263,326	813,936
Distributions to Shareholders:
Net investment income	(1,060,484)	(2,388,478)
Trust Share Transactions:
Proceeds from sale of shares	1,367,429	1,738,540
Proceeds from reinvestment of distributions to shareholders	806,703	1,774,585
Cost of shares repurchased*	(2,513,430)	(6,819,594)
Net decrease in net assets from Trust share transactions	(339,298)	(3,306,469)
Total Decrease in Net Assets	(1,136,456)	(4,881,011)
Net Assets:
Beginning of period	32,459,434	37,340,445
End of period	$31,322,978	$32,459,434
Distributions in excess of net investment income, at end of period	$(32,054)	$(43,690)

*  Net of redemption fees (see Note 1J and Note 2).

See Notes to Financial Statements.

Value Line Aggressive Income Trust

Notes to Financial Statements (unaudited)

1.	Significant Accounting Policies

Value Line Aggressive Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The primary investment objective of the Trust is to maximize current income through investment in a diversified portfolio of high-yield fixed-income securities. As a secondary investment objective, the Trust will seek capital appreciation but only when consistent with its primary objective. Lower rated or unrated (i.e., high-yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (issuers’ inability to meet principal and interest payments on their obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A)  Security Valuation. The Trustees have determined that the value of bonds and other fixed income corporate securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service that determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Securities, other than bonds and other fixed income securities, not priced in this manner are valued at the midpoint between the latest available and representative bid and asked prices or, when stock exchange valuations are used, at the latest quoted sale price as of the regular close of business of the New York Stock Exchange on the valuation date. Other assets and securities for which market valuations are not readily available are valued at their fair value as the Trustees may determine. In addition, the Trust may use the fair value of a security when the closing price on the primary exchange where the security is traded no longer reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer. Short term instruments with maturities of 60 days or less, at the date of purchase, are valued at amortized cost which approximates market value.

(B)    Fair Value Measurements. The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective February 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed

Value Line Aggressive Income Trust

July 31, 2008

based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the six months ended July 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$501,360	—
Level 2 — Other Significant Observable Inputs	30,214,919	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$30,716,279	—

*	Other financial instruments include futures, forwards and swap contracts.

For the period ended 7/31/08, there were no Level 3 investments.

(C)    Repurchase Agreements.    In connection with repurchase agreements, the Trust’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Trust’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(D)    Distributions.    It is the policy of the Trust to distribute all of its net investment income to shareholders. Dividends from net investment income will be declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually or more frequently if necessary to comply with the Internal Revenue Code. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Trust unless the shareholder has requested otherwise. Income earned by the Trust on weekends, holidays and other days on which the Trust is closed for business is declared as a dividend on the next day on which the Trust is open for business.

(E)    Federal Income Taxes.    It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Value Line Aggressive Income Trust

Notes to Financial Statements (unaudited)

(F)    Foreign Currency Translation.    The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Trust does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Trust and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/(depreciation) on investments.

(G)    Representations and Indemnifications.    In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

(H)    Security Transactions.    Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified-cost basis. Interest income, adjusted for amortization of discount and premium, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.

(I)    Accounting for Real Estate Investment Trusts. The Trust owns shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

(J)    Foreign Taxes.    The Trust may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Trust will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(K)    Redemption Fees.    The Trust charges a 2% redemption fee on shares held for less than 120 days. Such fees are retained by the Trust and accounted for as paid in capital.

Value Line Aggressive Income Trust

July 31, 2008

2.	Trust Share Transactions and Distributions to Shareholders

Transactions in shares of beneficial interest in the Trust were as follows:

	Six Months Ended July 31, 2008 (unaudited)	Year Ended January 31, 2008
Shares sold	284,044	347,176
Shares issued to shareholders in reinvestment of dividends	167,837	355,495
Shares repurchased	(523,070)	(1,367,552)
Net decrease	(71,189)	(664,881)
Dividends per share from net Investment income	$0.1594	$0.3387

Redemption fees of $549 and $4,099 were retained by the Trust for the six months ended July 31, 2008 and the year ended January 31, 2008, respectively.

3.	Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

Six Months Ended July 31, 2008 (unaudited)
Purchases:
Investment Securities	$7,827,996
Sales:
Investment Securities	$6,073,102

4.	Income Taxes (unaudited)

At July 31, 2008, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$31,892,295
Gross tax unrealized appreciation	$239,727
Gross tax unrealized depreciation	(1,415,743)
Net tax unrealized depreciation on investments	$(1,176,016)
Capital loss carryforward, expires January 31, 2009	$(20,922,783)
Capital loss carryforward, expires January 31, 2010	(20,653,696)
Capital loss carryforward, expires January 31, 2011	(5,624,767)
Capital loss carryforward, at January 31, 2008	$(47,201,246)

To the extent future capital gains are offset by capital losses, the Trust does not anticipate distributing any such gains to the shareholders. It is uncertain whether the Trust will be able to realize the benefits of the losses before they expire.

5.	Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

On June 30, 2008, Value Line, Inc. reorganized its investment management division into EULAV Asset Management, LLC (“EULAV”), a newly formed, wholly-owned subsidiary. As part of the reorganization, each advisory agreement was transferred from Value Line, Inc. to EULAV and EULAV replaced Value Line, Inc. as the Fund’s investment adviser. The portfolio managers, who are now employees of EULAV, have not changed as a result of the reorganization.

An advisory fee of $119,613 was paid or payable to Value Line, Inc. or EULAV, the Trust’s investment adviser, (the “Adviser”), for the six months ended July 31, 2008. This

Value Line Aggressive Income Trust

Notes to Financial Statements (unaudited)  July 31, 2008

was computed at an annual rate of 0.75 of 1% per year on the first $100 million of the Trust’s average daily net assets for the year, and 0.50 of 1% on the average daily net assets in excess thereof. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services and office space. The Adviser also provides persons, satisfactory to the Trust’s Trustees, to act as officers of the Trust and pays their salaries and wages. Direct expenses of the Trust are charged to the Trust while common expenses of the Value Line Funds are allocated proportionately based upon the funds’ respective net assets. The Trust bears all other costs and expenses. Effective June 1, 2007 and 2008, the Adviser contractually agreed to reduce the Trust’s advisory fee by 0.40% for one year periods. The fees waived amounted to $63,793 for the six months ended July 31, 2008. The Adviser has no right to recoup previously waived amounts.

The Trust has a Service and Distribution Plan (the “Plan”). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc., (the “Distributor”), a wholly-owned subsidiary of Value Line, Inc., for advertising, marketing and distributing the Trust’s shares and for servicing the Trust’s shareholders at an annual rate of 0.25% of the Trust’s average daily net assets. Fees amounting to $39,871, before fee waivers, were accrued under the Plan for the six months ended July 31, 2008. Effective June 1, 2007 and 2008, the Distributor contractually agreed to reduce the 12b-1 fee by 0.10% for one year periods. The fees waived amounted to $15,948 for the six months ended July 31, 2008. The Distributor has no right to recoup previously waived amounts.

For the six months ended July 31, 2008, the Trust’s expenses were reduced by $700 under a custody credit arrangement with the custodian.

Certain officers, employees and a director of Value Line, Inc., and the Distributor, are also officers and a Trustee of the Trust. At July 31, 2008, the officers and Trustee as a group owned 1,145 shares of beneficial interest in the Trust, representing less than 1% of the outstanding shares.

6.	Other

By letter dated June 15, 2005, the staff of the Northeast Regional Office of the Securities and Exchange Commission (“SEC”) informed Value Line that it was conducting an investigation in the matter of Value Line Securities. VLI has supplied numerous documents to the SEC in response to its requests and various individuals, including employees and former employees of VLI, directors of the funds and others, have provided testimony to the SEC. On May 8, 2008, the SEC issued a formal order of private investigation regarding whether VLS’ brokerage charges and related expense reimbursements from the funds during periods prior to 2005 were excessive and whether adequate disclosure was made to the SEC and the boards of directors and shareholders of the funds. Thereafter, certain officers of VLI, who are former officers of the funds, asserted their constitutional privilege not to provide testimony. VLI’s management believes that the SEC is nearing completion of its investigation and has informed the funds that VLI intends to seek to settle this matter with the SEC. Further, although management of VLI cannot determine the outcome, it reasonably believes that there are no loss contingencies that should be accrued or disclosed in any fund’s financial statements and that the resolution of the SEC matter is not likely to have a materially adverse effect on the ability of the Adviser or VLS to perform their respective contracts with the funds.

Value Line Aggressive Income Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

			Years Ended January 31,
	Six Months Ended July 31, 2008 (unaudited)		2008	2007	2006	2005	2004
Net asset value, beginning of period	$4.83		$5.06	$5.01	$5.16	$5.06	$4.35
Income from investment operations:
Net investment income	0.16		0.34	0.32	0.31	0.33	0.34
Net gains or (losses) on securities (both realized and unrealized)	(0.12)		(0.23)	0.05	(0.15)	0.09	0.70
Total from investment operations	0.04		0.11	0.37	0.16	0.42	1.04
Redemption fees	—	(3)	— (3)	— (3)	— (3)	0.01	0.01
Less distributions:
Dividends from net investment income	(0.16)		(0.34)	(0.32)	(0.31)	(0.33)	(0.34)
Net asset value, end of period	$4.71		$4.83	$5.06	$5.01	$5.16	$5.06
Total return	0.79	%(4)	2.14%	7.80%	3.32%	8.55%	25.01%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$31,323		$32,459	$37,340	$43,761	$59,919	$64,101
Ratio of expenses to average net assets(1)	1.45	%(5)	1.28%	1.50%	1.45%	1.39%	1.43%
Ratio of expenses to average net assets(2)	0.95	%(5)	0.77%	1.04%	1.45%	1.39%	1.43%
Ratio of net investment income to average net assets	6.72	%(5)	6.76%	6.54%	6.19%	6.28%	6.98%
Portfolio turnover rate	21	%(4)	30%	31%	27%	69%	76%

(1)	Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of a portion of the advisory fee by the Adviser and a portion of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets, net of custody credits, but exclusive of the waiver of a portion of the advisory fee by the Adviser and the waiver of the service and distribution plan fees by the Distributor, would have been 1.27% for the year ended January 31, 2008, 1.49% for the year ended January 31, 2007 and would not have changed for the other periods shown.

(2)	Ratio reflects expenses net of the waiver of a portion of the advisory fee by the Adviser and a portion of the service and distribution plan fees by the Distributor and net of the custody credit arrangement.

(3)	Amount is less than $.01 per share.

(4)	Not annualized.

(5)	Annualized.

See Notes to Financial Statements.

Value Line Aggressive Income Trust

Factors Considered by the Board in Approving the Investment Advisory
Agreement for the Value Line Aggressive Income Trust (unaudited)

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees, including a majority of Trustees who are not interested persons of the Value Line Aggressive Income Trust (the “Fund”), as that term is defined in the 1940 Act (the “Independent Trustees”), annually to consider the investment advisory agreement (the “Agreement”) between the Fund and its investment adviser, Value Line, Inc.1 (“Value Line”). As required by the 1940 Act, the Board requested and Value Line provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Trustees met in executive sessions separately from the non-Independent Trustee of the Fund and any officers of Value Line. In selecting Value Line and approving the continuance of the Agreement, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees.

Both in the meetings which specifically addressed the approval of the Agreement and at other meetings held during the course of the year, the Board, including the Independent Trustees, received materials relating to Value Line’s investment and management services under the Agreement. These materials included information on (i) the investment performance of the Fund, compared to a peer group of funds consisting of the Fund and all retail and institutional high current yield funds regardless of asset size or primary channel of distribution (the “Performance Universe”), and its benchmark index, each as classified by Lipper Inc., an independent evaluation service (“Lipper”); (ii) sales and redemption data with respect to the Fund; (iii) the general investment outlook in the markets in which the Fund invests; (iv) arrangements with respect to the distribution of the Fund’s shares; (v) the allocation of the Fund’s brokerage (none of which was effected through any affiliate of Value Line); and (vi) the overall nature, quality and extent of services provided by Value Line.

As part of the review of the continuance of the Agreement, the Board requested, and Value Line provided, additional information in order to evaluate the quality of Value Line’s services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Trustees reviewed information, which included data comparing: (i) the Fund’s management fee rate, transfer agent and custodian fee rates, service fee (including 12b-1 fees) rates, and the rate of the Fund’s other non-management fees, to those incurred by a peer group of funds consisting of the Fund and 12 other retail front-end load and no-load high current yield funds, as selected objectively by Lipper (“Expense Group”), and a peer group of funds consisting of the Fund, the Expense Group and all other retail front-end load and no-load high current yield funds (excluding outliers), as selected objectively by Lipper (“Expense Universe”); (ii) the Fund’s expense ratio to those of its Expense Group and Expense Universe; and (iii) the Fund’s investment performance over various time periods to the average performance of the Performance Universe as well as the Lipper High Current Yield Bond Index (the “Lipper Index”). In the separate executive session, the Independent Trustees also reviewed information regarding: (a) Value Line’s financial results and condition, including Value Line’s and certain of its affiliates’ profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (b) the Fund’s current investment

_____________
1 On June 30, 2008, Value Line, Inc., the Fund’s former investment adviser, reorganized its investment management division into EULAV Asset Management, LLC, a newly formed wholly-owned subsidiary located at 220 East 42nd Street, New York, NY 10017. As part of the reorganization, the Fund’s investment advisory agreement was transferred from Value Line to EULAV and EULAV replaced Value Line as the Fund’s investment adviser. Value Line, Inc. is referred to as the investment adviser in this document because at the time of the meeting of the Board of Trustees discussed herein Value Line, Inc. remained the Fund’s investment adviser.

Value Line Aggressive Income Trust

Factors Considered by the Board in Approving the Investment Advisory
Agreement for the Value Line Aggressive Income Trust (unaudited)

management staffing; and (c) the Fund’s potential for achieving economies of scale. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Expense Group, the Expense Universe and the Performance Universe to prepare its information.

The following summarizes matters considered by the Board in connection with its renewal of the Agreement. However, the Board did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Investment Performance. The Board reviewed the Fund’s overall investment performance and compared it to its Performance Universe and the Lipper Index. The Board noted that the Fund outperformed both the Performance Universe average and the Lipper Index for the one-year period ended December 31, 2007. The Board also noted that the Fund’s performance for the three-year, five-year and ten-year periods ended December 31, 2007 was below the performance of both the Performance Universe average and the Lipper Index.

Value Line’s Personnel and Methods. The Board reviewed the background of the portfolio manager responsible for the daily management of the Fund’s portfolio, seeking to achieve the Fund’s investment objective and adhering to the Fund’s investment strategy. The Independent Trustees also engaged in discussions with Value Line’s senior management responsible for the overall functioning of the Fund’s investment operations. Based on this review, the Board concluded that the Fund’s management team and Value Line’s overall resources were well developed and that Value Line had investment management capabilities and personnel essential to performing its duties under the Agreement.

Management Fee and Expenses. The Board considered Value Line’s fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. The Board noted that, effective March 7, 2006, Value Line agreed with the Board to waive a portion of the Fund’s management fee, thereby reducing the management fee rate from 0.75% to 0.35% of the Fund’s average daily net assets. In addition, the Board and Value Line agreed that the management fee waiver, as described above, for the period ended May 31, 2007, would be contractually imposed so that it could not be changed without the Board’s approval during such period. The Board and Value Line agreed to extend this contractual waiver through May 31, 2009. The Board noted that, for the most recent fiscal year, the Fund’s management fee rate (after giving effect to the contractual management fee waiver) was less than that of both the Expense Group average and the Expense Universe average. Based on these factors, the Board determined that the Fund’s management fee rate payable to Value Line under the Agreement does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the management fee rate under the Agreement is fair and reasonable.

The Board also considered that the Fund’s total expense ratio relative to its Expense Group and Expense Universe averages. The Board noted that, effective March 7, 2006, Value Line Securities, Inc., the Fund’s principal underwriter, previously agreed with the Board to waive a portion of the Fund’s Rule 12b-1 fee, thereby reducing the Fund’s Rule 12b-1 fee rate from 0.25% to 0.15% of the Fund’s average daily net assets. In addition, Value Line Securities, Inc. and the Board previously agreed that Value Line Securities, Inc. would contractually waive all of the Fund’s Rule 12b-1 fee for the one-year period ended May 31, 2008, so that such waiver could not be changed without the Board’s approval during such period, and that Value Line Securities, Inc. and the Board have currently agreed to extend this contractual 12b-1 fee waiver through May 31, 2009. As a result of these Rule 12b-1 fee waivers and the management fee waivers, the Board noted that the Fund’s total expense ratio (after giving effect to these waivers) was less than that of the Expense Group average

Value Line Aggressive Income Trust

Factors Considered by the Board in Approving the Investment Advisory
Agreement for the Value Line Aggressive Income Trust (unaudited)

and more than the Expense Universe average. The Board concluded that the average expense ratio was satisfactory for the purpose of approving the continuance of the Agreement for the coming year.

Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of other services provided by Value Line and its affiliate, Value Line Securities, Inc., the Fund’s principal underwriter. At meetings held throughout the year, the Board reviewed the effectiveness of Value Line’s overall compliance program, as well as the services provided by Value Line Securities, Inc. The Board also reviewed the services provided by Value Line and its affiliate in supervising third party service providers. Based on this review, the Board concluded that the nature, quality, cost and extent of such other services provided by Value Line and its affiliate were satisfactory, reliable and beneficial to the Fund’s shareholders.

Profitability. The Board considered the level of Value Line’s profits with respect to the management of the Fund, including the impact of certain actions taken during prior years. These actions included Value Line’s review of its methodology in allocating certain of its costs to the management of each fund, Value Line’s reduction (voluntary in some instances and contractual in other instances) of management and/or Rule 12b-1 fees for certain funds, Value Line’s termination of the use of soft dollar research, and the cessation of trading through its affiliate, Value Line Securities, Inc. Based on a review of these actions and Value Line’s overall profitability, the Board concluded that Value Line’s profits from management of the Fund, including the financial results derived from the Fund, were within a range the Board considered reasonable.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits received by Value Line and its affiliates from their association with the Fund. The Board concluded that potential “fall-out” benefits that Value Line and its affiliates may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Fund.

Economies of Scale. The Board noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and the addition of break points was determined not to be necessary at this time.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by Value Line and its Affiliates. In addition to comparing the Fund’s management fee rate to unaffiliated mutual funds included in the Fund’s Expense Group and Expense Universe, the Board was informed by Value Line that Value Line and its affiliates do not manage any investment companies comparable to the Fund.

Conclusion. The Board, in light of Value Line’s overall performance, considered it appropriate to continue to retain Value Line as the Fund’s investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Board concluded that the Fund’s Agreement is fair and reasonable and voted to approve the continuation of the Agreement for another year.

Value Line Aggressive Income Trust

Management of the Trust

MANAGEMENT INFORMATION

The business and affairs of the Trust are managed by the Trust’s officers under the direction of the Board of Trustees. The following table sets forth information on each Trustee and Officer of the Trust. Each Trustee serves as a director or trustee of each of the 14 Value Line Funds. Each Trustee serves until his or her successor is elected and qualified.

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Trustee
Interested Trustee*
Thomas T. Sarkany Age 62	Director	Since 2008	Mutual Fund Marketing Director of Value Line Securities, Inc. (the “Distributor”).	None
Non-Interested Trustees
John W. Chandler 1611 Cold Springs Road Williamstown, MA 01267 Age 84	Trustee (Lead Independent Trustee since 2007)	Since 1991	Consultant, Academic Search Consultation Service, Inc. 1992–2004; Trustee Emeritus and Chairman (1993–1994) of the Board of Trustees of Duke University; President Emeritus, Williams College.	None
Frances T. Newton 4921 Buckingham Drive Charlotte, NC 28209 Age 66	Trustee	Since 2000	Retired. Customer Support Analyst, Duke Power Company until 2007.	None
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 76	Trustee	Since 2000
Professor of History, Williams College, 1961 to 2002; Professor Emeritus since 2002; President Emeritus since 1994 and President, 1985–1994; Chairman (1993–1997) and Interim President (2002–2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board
since 2005, National
Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 72	Trustee	Since 1997	Visiting Professor of Classics, Williams College, since 1999; President Emeritus, Skidmore College since 1999 and President, 1987–1998.	None
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 Age 68	Trustee	Since 1987	Chairman, Institute for Political Economy.	None

Value Line Aggressive Income Trust

Management of the Trust

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Trustee
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 58	Trustee	Since 1996	Senior Financial Advisor, Veritable L.P. (investment adviser) since 2004; Senior Financial Advisor, Hawthorn, 2001–2004.	None
Officers
Mitchell E. Appel Age 37	President	Since 2008
President of each of the 14 Value Line Funds since June 2008; Chief Financial Officer of Value Line since April 2008 and from September 2005 to November 2007; Treasurer from June 2005 to September 2005; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial officer of Circle Trust Company from 2003 through May 2005; Chief Financial Officer of the Distributor since April 2008.

Howard A. Brecher Age 54	Vice President and Secretary	Since 2008
Vice President and Secretary of each of the 14 Value Line Funds since June 2008; Vice President, Secretary and a Director of Value Line; Vice President of the Distributor and Secretary since June 2008; Vice President, Secretary, Treasurer, General Counsel and a Director of Arnold Bernhard & Co., Inc.

Emily D. Washington Age 29	Treasurer	Since 2008
Associate Director of Mutual Fund Accounting at Value Line until August 2008; Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of the Value Line Funds since August 2008.

*	Mr. Sarkany is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Distributor.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s directors and is available, without charge, upon request by calling 1-800-243-2729.

Value Line Aggressive Income Trust

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Trust voted these proxies during the most recent 12-month period ended June 30 is available through the Trust’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line Aggressive Income Trust

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — The Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am – 5pm CST, Monday – Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)

The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2)    Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E.Appel
Mitchell E.Appel, President

Date:	October 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E.Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	October 6, 2008